Goodwill and intangible assets - Estimated Aggregate Future Amortization Expense of Core Deposit and Other Intangibles (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 5,477
2022	4,586
2024	3,658
2025	2,946
2025	2,306
Thereafter	3,453
Net Carrying Amount	$ 22,426	$ 17,589